Supplemental Disclosure with Respect to Cash Flows	12 Months Ended
Dec. 31, 2019
Supplemental Information With Respect To Cash Flows [Abstract]
Supplemental Disclosure with Respect to Cash Flows
14.	SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

Supplementary disclosure of the Company’s non-cash transactions is provided in the table below:

	As at December 31,	As at December 31,
	2019 $	2018 $
Accounts payable related to property, plant and equipment	29	101
Accounts payable related to inventories	357	699
Accounts payable related to financings	78	73

Change in accounts payable related to property, plant and equipment of the Joint Operation since commencement of the Joint Operation accounting to December 31, 2019 was an increase of $2,457.

	For the years ended December 31,
	2019 $	2018 $
RSUs and DSUs granted to settle accrued liabilities	2,110	1,268
Assets acquired under lease agreements	1,197	43
Interest paid	3,194	50
Income taxes paid	-	-